Note 4 Allocation of earnings (Details) € in Millions	Dec. 31, 2024 EUR (€)
Application of results [Line Items]
Profit or loss for the year allocation of earnings	€ 10,235
Interim dividends application of results	1,671
Dividend payables	2,363
Reserves / Acumulated gains	€ 6,200